Document and Entity Information	Oct. 13, 2017
Prospectus:
Document Type	497
Document Period End Date	Oct. 13, 2017
Registrant Name	AMERICAN FUNDS PORTFOLIO SERIES
Central Index Key	0001537151
Amendment Flag	false
Document Creation Date	Oct. 13, 2017
Document Effective Date	Oct. 13, 2017
Prospectus Date	Apr. 07, 2017
American Funds Balanced Portfolio SM | Class A
Prospectus:
Trading Symbol	BLPAX
American Funds Balanced Portfolio SM | Class C
Prospectus:
Trading Symbol	BLPCX
American Funds Balanced Portfolio SM | Class F-1
Prospectus:
Trading Symbol	BLPFX
American Funds Balanced Portfolio SM | Class F-2
Prospectus:
Trading Symbol	BLPEX
American Funds Balanced Portfolio SM | Class 529-A
Prospectus:
Trading Symbol	CBAAX
American Funds Balanced Portfolio SM | Class 529-C
Prospectus:
Trading Symbol	CBPCX
American Funds Balanced Portfolio SM | Class 529-E
Prospectus:
Trading Symbol	CBAEX
American Funds Balanced Portfolio SM | Class 529-F-1
Prospectus:
Trading Symbol	CBAFX
American Funds Balanced Portfolio SM | Class R-1
Prospectus:
Trading Symbol	RBAAX
American Funds Balanced Portfolio SM | Class R-2
Prospectus:
Trading Symbol	RBABX
American Funds Balanced Portfolio SM | Class R-3
Prospectus:
Trading Symbol	RBACX
American Funds Balanced Portfolio SM | Class R-4
Prospectus:
Trading Symbol	RBAEX
American Funds Balanced Portfolio SM | Class R-5
Prospectus:
Trading Symbol	RBAFX
American Funds Balanced Portfolio SM | Class R-6
Prospectus:
Trading Symbol	RBAGX
American Funds Balanced Portfolio SM | Class R-2E
Prospectus:
Trading Symbol	RBBEX
American Funds Balanced Portfolio SM | Class R-5E
Prospectus:
Trading Symbol	RGPFX
American Funds Balanced Portfolio SM | Class F-3
Prospectus:
Trading Symbol	BLPDX
American Funds Balanced Portfolio SM | Class 529-T
Prospectus:
Trading Symbol	TBPBX
American Funds Balanced Portfolio SM | Class T
Prospectus:
Trading Symbol	TBBPX
American Funds Income Portfolio SM | Class A
Prospectus:
Trading Symbol	INPAX
American Funds Income Portfolio SM | Class C
Prospectus:
Trading Symbol	INPCX
American Funds Income Portfolio SM | Class F-1
Prospectus:
Trading Symbol	INPFX
American Funds Income Portfolio SM | Class F-2
Prospectus:
Trading Symbol	INPEX
American Funds Income Portfolio SM | Class 529-A
Prospectus:
Trading Symbol	CIPAX
American Funds Income Portfolio SM | Class 529-C
Prospectus:
Trading Symbol	CIPCX
American Funds Income Portfolio SM | Class 529-E
Prospectus:
Trading Symbol	CIPEX
American Funds Income Portfolio SM | Class 529-F-1
Prospectus:
Trading Symbol	CIPFX
American Funds Income Portfolio SM | Class R-1
Prospectus:
Trading Symbol	RNCAX
American Funds Income Portfolio SM | Class R-2
Prospectus:
Trading Symbol	RINBX
American Funds Income Portfolio SM | Class R-3
Prospectus:
Trading Symbol	RNCCX
American Funds Income Portfolio SM | Class R-4
Prospectus:
Trading Symbol	RINEX
American Funds Income Portfolio SM | Class R-5
Prospectus:
Trading Symbol	RINFX
American Funds Income Portfolio SM | Class R-6
Prospectus:
Trading Symbol	RINGX
American Funds Income Portfolio SM | Class R-2E
Prospectus:
Trading Symbol	RNBEX
American Funds Income Portfolio SM | Class R-5E
Prospectus:
Trading Symbol	RGOFX
American Funds Income Portfolio SM | Class F-3
Prospectus:
Trading Symbol	INPDX
American Funds Income Portfolio SM | Class 529-T
Prospectus:
Trading Symbol	TPTPX
American Funds Income Portfolio SM | Class T
Prospectus:
Trading Symbol	TTPPX
American Funds Tax-Advantaged Income Portfolio SM | Class A
Prospectus:
Trading Symbol	TAIAX
American Funds Tax-Advantaged Income Portfolio SM | Class C
Prospectus:
Trading Symbol	TAICX
American Funds Tax-Advantaged Income Portfolio SM | Class F-1
Prospectus:
Trading Symbol	TAIFX
American Funds Tax-Advantaged Income Portfolio SM | Class F-2
Prospectus:
Trading Symbol	TXIFX
American Funds Tax-Advantaged Income Portfolio SM | Class F-3
Prospectus:
Trading Symbol	TYIFX
American Funds Tax-Advantaged Income Portfolio SM | Class T
Prospectus:
Trading Symbol	TATAX